Stradley Ronon Stevens & Young, LLP

100 Park Avenue

Suite 2000

New York, NY 10017

Telephone 212.812.4124

Fax 646.682.7180

www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497(j)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

March 17, 2023

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	The UBS Funds (the "Trust") File Nos. 033-47287 and 811-06637

Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter serves as certification that the form of Prospectus relating to Class P2 shares of the UBS US Dividend Ruler Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 158/159 to the Registration Statement of The UBS Funds, which was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on March 13, 2023, pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ Jamie M. Gershkow

Jamie M. Gershkow

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

A Pennsylvania Limited Liability Partnership